Schedule of common share purchase warrant (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Share-based compensation expense, value	$ 235,006
Common Stock Warrant [Member]
Balance, shares	82,650	82,650
Balance, value	$ 2,955,944	$ 2,922,853
Share-based compensation expense, shares
Share-based compensation expense, value	$ 146,870	$ 33,091
Balance, shares	82,650	82,650
Balance, value	$ 3,102,814	$ 2,955,944